24) Bonds and securities at amortized cost (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of expected losses of financial assets at amortized cost
Expected loss of financial assets at amortized cost on	[1]	R$ 5,555,469	R$ 4,633,477	R$ 3,022,039
Transferred to Stage 1	[1]	(69,057)	(12,246)
Transferred to Stage 2	[1]	(34,918)	(109,077)
Transferred to Stage 3	[1]	(106,236)	(474,161)
Transferred from Stage 1	[1]	61,283	42,073
Transferred from Stage 2	[1]	148,928	486,407
Transferred from Stage 3	[1]		67,004
Assets originated or purchased/Assets settled/Reversal	[1]		1,611,438
New assets originated or purchased/Assets settled or paid	[1]	921,992
Stage 1 [Member]
Reconciliation of expected losses of financial assets at amortized cost
Expected loss of financial assets at amortized cost on		295,428	299,342	178,207
Transferred to Stage 1			0
Transferred to Stage 2		(34,918)	(42,073)
Transferred to Stage 3		(26,365)	0
Transferred from Stage 1			0
Transferred from Stage 2		69,057	12,246
Transferred from Stage 3			0
Assets originated or purchased/Assets settled/Reversal			150,962
New assets originated or purchased/Assets settled or paid		(11,688)
Stage 2 [Member]
Reconciliation of expected losses of financial assets at amortized cost
Expected loss of financial assets at amortized cost on		1,123,019	692,338	789,021
Transferred to Stage 1		(69,057)	(12,246)
Transferred to Stage 2			0
Transferred to Stage 3		(79,871)	(474,161)
Transferred from Stage 1		34,918	42,073
Transferred from Stage 2			0
Transferred from Stage 3			67,004
Assets originated or purchased/Assets settled/Reversal			280,647
New assets originated or purchased/Assets settled or paid		544,691
Stage 3 [Member]
Reconciliation of expected losses of financial assets at amortized cost
Expected loss of financial assets at amortized cost on		4,137,022	3,641,797	R$ 2,054,811
Transferred to Stage 1			0
Transferred to Stage 2			(67,004)
Transferred to Stage 3			0
Transferred from Stage 1		26,365	0
Transferred from Stage 2		79,871	474,161
Transferred from Stage 3			0
Assets originated or purchased/Assets settled/Reversal			R$ 1,179,829
New assets originated or purchased/Assets settled or paid		R$ 388,989

[1]	The expected loss expense is recorded as 'Expected Loss on Other Financial Assets' in the Consolidated Statement of Income